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   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 26, 2005
                                                      REGISTRATION NO. 002-50870
                                                                   NO. 811-02482

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                         POST-EFFECTIVE AMENDMENT NO. 49                     /X/
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                               /X/
                                AMENDMENT NO. 34                             /X/

                                   ----------

                             VAN KAMPEN RESERVE FUND
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                 1221 AVENUE OF THE AMERICAS, NEW YORK, NY 10020
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 762-5260
               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE

                              AMY R. DOBERMAN,ESQ.
                                MANAGING DIRECTOR
                           VAN KAMPEN INVESTMENTS INC.
                           1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                                   COPIES TO:
                             CHARLES B. TAYLOR, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                              333 WEST WACKER DRIVE
                             CHICAGO, ILLINOIS 60606
                                 (312) 407-0700

                                   ----------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable following effectiveness of this Registration Statement.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
              / / immediately upon filing pursuant to paragraph (b) /X/ on September 30, 2005 pursuant to paragraph (b)
              / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
              / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

                     IF APPROPRIATE CHECK THE FOLLOWING BOX:
              / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Title of Securities Being Registered: Shares of Beneficial Interest, par value
                                 $0.01 per share

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                                EXPLANATORY NOTE

This Registration Statement is organized as follows:

     - Part A is incorporated herein by reference to Registrant's Registration Statement on Form N-1A, File Number 002-50870, filed July 28, 2005

     - Part B is incorporated herein by reference to Registrant's Registration Statement on Form N-1A, File Number 002-50870, filed July 28, 2005

     -  Part C Information


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                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1)      First Amended and Restated Agreement and Declaration of Trust(37)

   (2)      Second Certificate of Amendment(39)

   (3)      Second Amended and Restated Certificate of Designation(39)

(b)         Amended and Restated Bylaws(37)

(c)(1)      Specimen Class A Share Certificate(39)

   (2)      Specimen Class B Share Certificate(39)

   (3)      Specimen Class C Share Certificate(39)

(d)(1)      Investment Advisory Agreement(38)

   (2)      Amendment to the Investment Advisory Agreement(48)

(e)(1)      Distribution and Service Agreement(38)

   (2)      Form of Dealer Agreement(45)

(f)(1)      Form of Trustee Deferred Compensation Plan(*)

   (2)      Form of Trustee Retirement Plan(*)

(g)(1)(a)   Custodian Contract(38)

      (b)   Amendment to Custodian Contract(44)

   (2)      Transfer Agency and Service Agreement(38)

(h)(1)      Fund Accounting Agreement(38)

   (2)      Amendment to Fund Accounting Agreement(45)

(i)(1)      Opinion of Skadden, Arps, Slate, Meagher & Flom LLP(37)

   (2)      Consent of Skadden, Arps, Slate, Meagher & Flom LLP(48)

(j)         Consent of Ernst & Young LLP++

(k)         Not Applicable

(l)         Not Applicable

(m)(1)      Plan of Distribution pursuant to Rule 12b-1(38)

   (2)      Form of Shareholder Assistance Agreement(38)

   (3)      Form of Administrative Services Agreement(38)

   (4)      Form of Shareholder Servicing Agreement(44)

   (5)      Amended and Restated Service Plan(45)

(n)         Third Amended and Restated Multi-Class Plan(47)

(p)(1)      Code of Ethics of the Investment Adviser and the Distributor(47)

   (2)      Code of Ethics of the Funds(42)

(q)         Power of Attorney+

(z)(1)      List of certain investment companies in response to Item 27(a)++

   (2) List of officers and directors of Van Kampen Funds Inc. in response to Item 27(b)++

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(37)        Incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, File No. 2-50870, filed September 27, 1996.

(38) Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N1-A, File No. 2-50870, filed September 26, 1997.

(39) Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N1-A, File No. 2-50870, filed September 15, 1998.

(*) Incorporated herein by reference to Post-Effective Amendment No. 81 to Van Kampen Harbor Fund's Registration Statement on Form N-1A, File Nos. 2-12685, and 811-734, filed April 29, 1999.

(42) Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A, File No. 2-50870, filed September 28, 2000.

(44) Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A, File No. 2-50870, filed September 27, 2002.

(45) Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A, File No. 2-50870, filed September 25, 2003.

(47) Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, File No. 2-50870, filed September 28, 2004.

(48) Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A, File No. 2-50870, filed July 28, 2005.

+           Filed herewith.

++          To be filed by amendment.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     See the Statement of Additional Information.


ITEM 25. INDEMNIFICATION.

     Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever.

     Reference is made to Article 8, Section 8.4 of the Registrant's First Amended and Restated Agreement and Declaration of Trust, as amended, (the "Agreement and Declaration of Trust"). Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person's actions were not in the best interests of the Trust, (ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (iii) for a criminal proceeding not having a reasonable cause to believe that such conduct was unlawful (collectively "Disabling Conduct"). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officers or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's

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disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Pursuant to Section 7 of the Distribution and Service Agreement, the Registrant agrees to indemnify and hold harmless Van Kampen Funds Inc. (the "Distributor") and each of its trustees and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees) arising by reason of any person acquiring any shares, based upon the ground that the Registration Statement, prospectus, shareholder reports or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. The Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. In no case is the indemnity of the Registrant in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Fund or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreement.

     Pursuant to the agreement by which Van Kampen Investor Services Inc. ("Investor Services") is appointed transfer agent of the Fund, the Registrant agrees to indemnify and hold Investor Services harmless against any losses, damages, costs, charges, payments, liabilities and expenses (including reasonable counsel fees) arising out of or attributable to:

     (1) the performance of Investor Services under the agreement provided that Investor Services acted in good faith with due diligence and without negligence or willful misconduct.

     (2) reliance by Investor Services on, or reasonable use by, Investor Services of information, records and documents which have been prepared on behalf of, or have been furnished by, the Fund, or the carrying out by Investor Services of any instructions or requests of the Fund.

     (3) the offer or sale of the Fund's shares in violation of any federal or state law or regulation or ruling by any federal agency unless such violation results from any failure by Investor Services to comply with written instructions from the Fund that such offers or sales were not permitted under such law, rule or regulation.

     (4) the refusal of the Fund to comply with terms of the agreement, or the Fund's lack of good faith, negligence or willful misconduct or breach of any representation or warranty made by the Fund under the agreement provided that if the reason for such failure is attributable to any action of the Fund's investment adviser or distributor or any person providing accounting or legal services to the Fund, Investor Services only will be entitled to indemnification if such entity is otherwise entitled to the indemnification from the Fund.

     See also "Investment Advisory Agreement" in the Statement of Additional Information.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Investment Advisory Services" in the Prospectus and "Investment Advisory Agreement," "Other Agreements" and "Trustees and Officers" in the Statement of Additional Information for information regarding the business of Van Kampen Asset Management (the "Adviser"). For information as to the business, profession, vocation and employment of a substantial nature of each of the officers and directors of the Adviser, reference is

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made to the Adviser's current Form ADV (File No. 801-1669) filed under the
Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) The sole principal underwriter is Van Kampen Funds Inc. (the "Distributor") which acts as principal underwriter for certain investment companies and unit investment trusts. See Exhibit (z)(1).

(b) The Distributor, which is an affiliated person of the Registrant, is the only principal underwriter for the Registrant. The name, principal business address and positions and offices with Van Kampen Funds Inc. of each of the trustees and officers are disclosed in Exhibit (z)(2). Except as disclosed under the heading, "Trustees and Officers" in Part B of this Registration Statement, none of such persons has any position or office with the Registrant.

(c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents of the Registrant required by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder to be maintained (i) by the Registrant will be maintained at its offices located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555; Van Kampen Investor Services Inc., Harborside Financial Center, Plaza 2, Jersey City, NJ 07303-0947; or at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171, (ii) by the Adviser, will be maintained at its offices located at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555 and (iii) by Van Kampen Funds Inc., the principal underwriter, will be maintained at its offices located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Not applicable.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, VAN KAMPEN RESERVE FUND, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 26th day of September, 2005.


                                          VAN KAMPEN RESERVE FUND


                                          BY:       /S/ AMY R. DOBERMAN
                                             -----------------------------------
                                                      Amy R. Doberman,
                                                       VICE PRESIDENT

      Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed on September 26, 2005, by the following persons in the capacities indicated.

            SIGNATURES                                TITLE
            ----------                                -----
Principal Executive Officer:


      /s/ RONALD E. ROBISON*
-------------------------------------  President and Principal Executive Officer
          Ronald E. Robison


Principal Financial Officer:


         /s/ PHILLIP G. GOFF*
-------------------------------------  Chief Financial Officer and Treasurer
             Phillip G. Goff


Trustees:


         /s/ DAVID C. ARCH*
-------------------------------------  Trustee
             David C. Arch


         /s/ JERRY D. CHOATE*
-------------------------------------  Trustee
             Jerry D. Choate


         /s/ ROD DAMMEYER*
-------------------------------------  Trustee
             Rod Dammeyer


         /s/ LINDA HUTTON HEAGY*
-------------------------------------  Trustee
             Linda Hutton Heagy

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
            SIGNATURES                                TITLE
            ----------                                -----

         /s/ R. CRAIG KENNEDY*
-------------------------------------
             R. Craig Kennedy          Trustee


         /s/ HOWARD J KERR*
-------------------------------------
             Howard J Kerr             Trustee


         /s/ JACK E. NELSON*
-------------------------------------
             Jack E. Nelson            Trustee


         /s/ HUGO F. SONNENSCHEIN*
-------------------------------------
             Hugo F. Sonnenschein      Trustee


         /s/ WAYNE W. WHALEN*
-------------------------------------
             Wayne W. Whalen           Trustee


         /s/ SUZANNE H. WOOLSEY*
-------------------------------------
             Suzanne H. Woolsey        Trustee

----------
  * Signed by Amy R. Doberman pursuant to a power of attorney filed herewith.


         /s/ AMY R. DOBERMAN
-------------------------------------
             Amy R. Doberman                                  September 26, 2005
            ATTORNEY-IN-FACT

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                             SCHEDULE OF EXHIBITS TO
                    POST-EFFECTIVE AMENDMENT 49 TO FORM N-1A

EXHIBIT
NUMBER                                    EXHIBIT
-------    ---------------------------------------------------------------------
(q)        Power of Attorney

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